Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Estimated Useful Lives of Depreciable Assets	The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2020	2019	2020	2019
Generation	3 - 60	3 - 60	33	33
Distribution	1 - 100	5 - 100	40	42
Equipment	5 - 50	5 - 44	11	10